--------------------------------------------------------------------------------

Alliance
Capital
Reserves

                            AllianceCapital [LOGO](R)

Semi-Annual Report
December 31, 2000

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
December 31, 2000 (unaudited)                          Alliance Capital Reserves
================================================================================

  Principal
   Amount
    (000)     Security (a)                      Yield             Value
--------------------------------------------------------------------------------
              COMMERCIAL PAPER - 48.1%
              Abbey National NA
$   100,000   3/15/01.....................       6.44%  $    98,694,922
              American General Corp.
     60,000   3/01/01.....................       6.49        59,361,817
              American General Finance
    120,000   2/22/01.....................       6.41       118,888,933
              Asset Backed Capital
              Finance, Ltd.
     65,000   9/17/01 FRN (b).............       6.70        65,000,000
     67,000   4/18/01 FRN (b).............       6.75        66,997,717
     53,000   2/07/01 MTN (b).............       6.80        53,000,000
              Australian New Zealand
              (Delaware)
    102,000   3/19/01.....................       6.32       100,621,186
     60,000   3/01/01.....................       6.49        59,361,817
              AWB Finance, Ltd.
     35,000   2/28/01.....................       6.50        34,633,472
              BAA Plc
     25,973   3/12/01.....................       6.51        25,644,225
              Bank of Nova Scotia
     60,000   3/15/01.....................       6.33        59,229,850
              Bank of Scotland Treasury
     60,000   3/01/01.....................       6.50        59,360,833
     61,000   2/26/01.....................       6.52        60,381,325
              Bank One Financial Corp.
     10,000   4/30/01 (b).................       6.17         9,796,047
     41,000   5/10/01 (b).................       6.17        40,093,524
     70,000   3/27/01 (b).................       6.27        68,963,708
     65,000   2/22/01 (b).................       6.53        64,386,906
              Banque Caisse
              d'Epargne L'etat
     54,000   2/26/01.....................       6.34        53,467,440
     65,000   3/01/01.....................       6.34        64,324,614
     36,000   3/08/01.....................       6.40        35,577,600
     50,000   2/13/01.....................       6.52        49,610,611
     35,000   2/26/01.....................       6.52        34,645,022
     81,000   2/06/01.....................       6.53        80,471,070
              Banque Generale Du
              Luxembourg
     10,000   2/06/01.....................       6.54         9,934,600
              BASF AG
     60,000   5/30/01.....................       6.32        58,430,533
    125,000   2/28/01.....................       6.38       123,715,139
              Bayer Corp.
     46,000   2/27/01.....................       6.51        45,525,855
              BP Amoco Capital Plc
    200,000   1/02/01.....................       6.55       199,963,611
              CDC Commercial Paper
    300,000   1/02/01.....................       6.57       299,945,250
              CIT Group Holdings, Inc.
    100,000   2/27/01.....................       6.50        98,970,833
     80,000   2/26/01.....................       6.55        79,184,889
              CS First Boston, Inc.
     50,000   5/21/01 (b).................       6.42        48,751,667
              Den Danske Bank
    115,000   2/20/01.....................       6.39       113,979,375
              Exxon Asset Management
    120,000   2/09/01.....................       6.45       119,161,500
              Exxon Mobil Australia, Ltd.
    175,000   1/11/01.....................       6.50       174,684,028
              Fortis Funding
     20,000   3/15/01.....................       6.32        19,743,689
     35,000   4/12/01.....................       6.41        34,370,573
     90,000   2/27/01.....................       6.47        89,078,025
     30,000   1/25/01.....................       6.55        29,869,000
              Four Winds Funding Corp.
     50,000   1/29/01 (b).................       6.63        49,742,167
              Galaxy Funding, Inc.
    152,000   1/29/01 (b).................       6.60       151,219,733
              GE Capital
              International Funding
    320,000   3/08/01 (b).................       6.36       316,268,800
              Halifax Plc
     30,000   6/15/01.....................       5.90        29,188,750
     65,000   3/13/01.....................       6.32        64,189,811
    150,000   3/15/01.....................       6.44       148,042,688
              ING America Insurance
              Holdings, Inc.
     25,000   3/08/01.....................       6.43        24,705,292
              J.P. Morgan & Co.
     70,000   3/13/01.....................       6.35        69,123,347
    113,000   2/15/01.....................       6.44       112,090,350
              Morgan Stanley Dean Witter
     98,000   3/15/01.....................       6.35        96,738,114
     85,000   2/27/01.....................       6.50        84,125,208
              Province of Quebec
    180,000   3/15/01.....................       6.35       177,682,250

STATEMENT OF NET ASSETS (continued)                    Alliance Capital Reserves
================================================================================

  Principal
   Amount
    (000)     Security (a)                      Yield             Value
--------------------------------------------------------------------------------
              Rabo Bank
$    81,900   1/02/01.....................       6.50%  $    81,885,213
              Salomon Smith Barney, Inc.
    154,000   2/20/01.....................       6.43       152,624,694
              San Paolo IMI Corp.
     50,000   3/15/01.....................       6.33        49,358,208
     51,500   1/24/01.....................       6.55        51,284,487
              SBC Communications, Inc.
     60,000   2/16/01.....................       6.39        59,510,100
     40,000   2/14/01.....................       6.47        39,683,689
              Sheffield Receivables Corp.
    148,500   2/01/01 (b).................       6.55       147,662,419
              Svenska Handelsbanken
     42,000   2/28/01.....................       6.47        41,562,197
              Sweetwater Capital Corp.
    123,642   1/29/01 (b).................       6.53       123,014,036
              Toyota Motor Credit Corp.
     40,000   2/23/01.....................       6.38        39,624,289
     50,000   2/26/01.....................       6.38        49,503,778
              UBS Finance, Inc.
    300,000   1/02/01.....................       6.50       299,945,833
              Verizon Network Funding
    120,000   3/07/01.....................       6.35       118,624,167
     60,000   1/31/01.....................       6.55        59,672,500
              Vodafone AirTouch Plc
    115,838   1/24/01.....................       6.55       115,353,250
     60,000   1/24/01.....................       6.60        59,747,000
              Wells Fargo Corp.
     21,000   3/06/01.....................       6.49        20,757,707
    150,000   2/14/01.....................       6.52       148,804,666
                                                        ---------------
              Total Commercial Paper
              (amortized cost
              $5,889,555,949).............                5,889,555,949
                                                        ---------------
              CERTIFICATES OF DEPOSIT - 26.7%
              Banco Bilbao Vizcaya
     50,000   6.36%, 6/12/01..............       6.36        50,000,000
              Bank of Austria
    150,000   6.62%, 3/01/01..............       6.62       150,000,000
              Bank of Austria FRN
     53,000   6.61%, 2/16/01..............       6.66        52,996,642
              Bank of Nova Scotia
    125,000   6.44%, 2/26/01..............       6.44       125,000,000
              Bank of Scotland
     50,000   6.33%, 3/26/01..............       6.33        50,000,000
              Bayerische Landesbank
    238,000   6.34%, 3/26/01..............       6.34       238,000,000
     95,000   6.58%, 10/25/01 FRN.........       6.62        94,972,890
              Canadian Imperial
              Bank of Commerce
     65,000   6.53%, 2/20/01..............       6.51        65,001,785
              Credit Agricole Indosuez
    108,000   6.34%, 6/12/01..............       6.34       108,000,000
    108,000   6.47%, 3/12/01..............       6.47       108,000,000
              Den Danske Bank
     65,000   6.34%, 6/12/01..............       6.34        65,000,000
              Deutsche Bank FRN
     96,000   6.61%, 3/13/01..............       6.65        95,992,650
              Dexia CLF Finance Co.
     80,000   6.62%, 2/15/01..............       6.62        80,000,000
              First Tennessee Bank
    125,000   6.59%, 1/16/01..............       6.59       125,000,000
              Hypovereinbank
     60,000   6.64%, 2/09/01..............       6.64        60,000,000
              KBC (Kredietbank-Cera) Bank
    180,000   6.48%, 3/12/01..............       6.47       180,001,722
              Landesbank Baden-
              Wurttemberg
    280,000   7.37%, 5/30/01..............       7.37       280,000,000
              Landesbank-Hessen-
              Thueringen
    165,000   7.14%, 5/08/01..............       7.18       164,995,932
              Lloyds Bank Plc
     55,000   6.40%, 4/02/01..............       6.39        55,001,365
     50,000   6.54%, 1/26/01..............       6.54        50,000,000
     50,000   6.59%, 3/26/01..............       6.59        50,000,000
     62,000   7.29%, 5/16/01..............       7.30        61,997,835
              Merita-Nordbanken Plc
    180,000   6.54%, 2/20/01..............       6.53       180,001,236
              National Westminster Bank
     25,000   7.21%, 3/08/01..............       7.20        25,000,433
              Nordeutsche Landesbank
    107,000   6.57%, 1/22/01..............       6.56       107,000,621
              Rabo Bank
     65,000   6.68%, 2/12/01..............       6.71        64,997,516
     77,000   7.29%, 5/16/01..............       7.30        76,997,312
              Royal Bank of Canada
    115,000   6.26%, 9/12/01..............       6.26       115,000,000
    105,000   6.34%, 6/12/01..............       6.34       105,000,000

                                                       Alliance Capital Reserves
================================================================================

  Principal
   Amount
    (000)     Security (a)                      Yield             Value
--------------------------------------------------------------------------------
              Southtrust Bank NA
$    92,000   6.53%, 2/20/01..............       6.53%  $    92,000,000
     85,000   6.60%, 3/01/01..............       6.60        85,000,000
              Svenska Handelsbanken
     40,650   6.70%, 3/01/01..............       6.70        40,658,147
     62,000   6.75%, 2/08/01..............       6.75        61,999,708
                                                        ---------------
              Total Certificates of Deposit
              (amortized cost
              $3,263,615,794).............                3,263,615,794
                                                        ---------------
              U.S. GOVERNMENT
              AGENCY OBLIGATIONS - 9.0%
              Aid Housing Guaranty
              Project Portugal FRN
     10,000   6.56%, 12/01/16.............       6.56        10,000,000
              Federal Home Loan Bank MTN
    133,500   6.40%, 2/09/01..............       6.42       133,496,743
              Federal National
              Mortgage Assn. MTN
    110,000   6.38%, 12/21/01.............       6.38       110,000,000
    140,000   6.63%, 3/01/01..............       6.65       139,998,642
    210,000   7.25%, 5/25/01..............       7.28       210,000,000
              Student Loan Marketing
              Association FRN
    500,000   6.30%, 12/12/01.............       6.31       499,954,299
                                                        ---------------
              Total U.S. Government
              Agency Obligations
              (amortized cost
              $1,103,449,684).............                1,103,449,684
                                                        ---------------
              CORPORATE OBLIGATIONS -
              8.4% Beta Finance Corp. MTN
    122,000   7.30%, 5/15/01 (b)..........       7.30       122,000,000
              Dorada Finance, Inc. MTN
     27,000   7.44%, 6/08/01 (b)..........       7.44        27,000,000
    160,000   7.45%, 6/15/01 (b)..........       7.45       160,000,000
              Hartford Life Insurance
              Co. Funding Agreement FRN
     50,000   6.82%, 3/01/01 (c)..........       6.82        50,000,000
              Merrill Lynch & Co.,
              Inc. MTN
    237,000   6.70%, 4/12/01..............       6.71       236,993,406
              Metlife Funding
              Agreement FRN
    150,000   6.67%, 4/02/01..............       6.67       150,000,000
              Sigma Finance, Inc. MTN
     85,000   6.61%, 11/01/01 (b).........       6.61        85,000,000
     60,000   6.65%, 9/25/01 (b)..........       6.65        60,000,000
     65,000   6.78%, 8/06/01 (b)..........       6.78        65,000,000
              Travelers Life Funding
              Agreement FRN
     65,000   6.74%, 8/10/01..............       6.74        65,000,000
                                                        ---------------
              Total Corporate Obligations
              (amortized cost
              $1,020,993,406).............                1,020,993,406
                                                        ---------------
              TIME DEPOSITS - 4.1%
              Dresdner Bank
    232,000   6.63%, 1/02/01..............       6.63       232,000,000
              State Street Euro Dollar
    100,000   6.50%, 1/02/01..............       6.50       100,000,000
              Toronto Dominion
    174,100   6.70%, 1/02/01..............       6.70       174,100,000
                                                        ---------------
              Total Time Deposits
              (amortized cost
              $506,100,000)...............                  506,100,000
                                                        ---------------
              BANK OBLIGATIONS - 2.2%
              American Express
              Centurion Bank MTN
     83,000   6.66%, 3/07/01..............       6.66        83,000,000
     58,000   6.67%, 4/26/01..............       6.67        58,000,000
              Lasalle National Bank NA
     60,000   6.60%, 2/07/01..............       6.60        60,000,000
     65,000   6.65%, 3/30/01..............       6.65        65,000,000
                                                        ---------------
              Total Bank Obligations
              (amortized cost
              $266,000,000)...............                  266,000,000
                                                        ---------------

STATEMENT OF NET ASSETS (continued)                    Alliance Capital Reserves
================================================================================



              Security (a)                      Yield             Value
--------------------------------------------------------------------------------
              REPURCHASE
              AGREEMENT - 0.3%
              State Street Bank &
              Trust Co.
              6.40%, dated 12/29/00,
              due 1/02/01 in the
              amount of $40,028,444
              (cost $40,000,000;
              collateralized by
              $40,370,000 U.S.
              Treasury Note, 5.50%,
              3/31/03, value
              $41,202,833)
              (amortized cost
              $40,000,000)................       6.40%  $    40,000,000
                                                        ---------------
              TOTAL INVESTMENTS - 98.8%
              (amortized cost
              $12,089,714,833)............              $12,089,714,833
              Other assets les0s
              liabilities - 1.2%..........                  151,275,102
                                                        ---------------
              NET ASSETS - 100%
              (offering and redemption
              price of $1.00 per share;
              12,241,690,193 shares
              outstanding)................              $12,240,989,935
                                                        ===============

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Securities issued in reliance on section 4(2) or Rule 144A of the Securities and Exchange Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2000, these securities amounted to $1,723,896,724 representing 14.1% of net assets.

(c) Illiquid security and subject to restrictions as to resale. This security amounted to$50,000,000, representing 0.4% of net assets (see Note A).

      Glossary of Terms:

      FRN    - Floating Rate Note
      MTN    - Medium Term Note

      See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2000 (unaudited)         Alliance Capital Reserves
================================================================================

INVESTMENT INCOME
    Interest ..................................................                  $384,640,517
EXPENSES
    Advisory fee (Note B) .....................................   $ 26,378,975
    Distribution assistance and administrative service (Note C)     24,437,484
    Transfer agency (Note B) ..................................      5,088,287
    Printing ..................................................        598,928
    Registration fees .........................................        515,683
    Custodian fees ............................................        426,624
    Audit and legal fees ......................................         84,010
    Trustees' fees ............................................          9,138
    Miscellaneous .............................................         16,584
                                                                  ------------
    Total expenses ............................................                    57,555,713
                                                                                 ------------
    Net investment income .....................................                   327,084,804
REALIZED GAIN ON INVESTMENTS
    Net realized gain on investment transactions ..............                         2,910
                                                                                 ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ....................                  $327,087,714
                                                                                 ============

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                  Six Months Ended        Year Ended
                                                  December 31, 2000        June 30,
                                                     (unaudited)             2000
                                                   ================    ================
INCREASE IN NET ASSETS FROM OPERATIONS
    Net investment income ......................   $    327,084,804    $    566,222,076
    Net realized gain on investment transactions              2,910              17,630
                                                   ----------------    ----------------
    Net increase in net assets from operations .        327,087,714         566,239,706
DIVIDENDS TO SHAREHOLDERS FROM:
    Net investment income ......................       (327,084,804)       (566,222,076)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
    Net increase (decrease) (Note E) ...........      2,058,638,673         (95,339,691)
                                                   ----------------    ----------------
    Total increase (decrease) ..................      2,058,641,583         (95,322,061)
NET ASSETS
    Beginning of period ........................     10,182,348,352      10,277,670,413
                                                   ----------------    ----------------
    End of period ..............................   $ 12,240,989,935    $ 10,182,348,352
                                                   ================    ================

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2000 (unaudited)                          Alliance Capital Reserves
================================================================================

NOTE A: Significant Accounting Policies

Alliance Capital Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Capital Reserves (the "Portfolio") and Alliance Money Reserves, each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional puts at par value are also valued at amortized cost.

2. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the six months ended December 31, 2000.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $2,257,632 for the six months ended December 31, 2000.

For the six months ended December 31, 2000, the Fund's expenses were reduced by $73,589 under an expense offset arrangement with Alliance Fund Services, Inc.

--------------------------------------------------------------------------------

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2000, the distribution fee amounted to $14,388,928. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in

                                                       Alliance Capital Reserves
================================================================================

connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2000, such payments by the Portfolio amounted to $10,048,556, a substantial portion of which was paid to the Adviser and its affiliates.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At December 31, 2000, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2000, the Portfolio had a capital loss carryforward of $703,168, of which $69,582 expires in 2001, $49,939 expires in 2002, $464,313 expires in 2003, $106,987 expires in
2004, $887 expires in 2005, $2,275 expires in 2006 and $9,185 expires in the year 2007. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. The Portfolio utilized $16,413 of capital loss carryforward in the current year.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.001 par value) are authorized. At December 31, 2000, capital paid-in aggregated $12,241,690,192. Transactions, all at $1.00 per share, were as follows:

                                            Six Months Ended      Year Ended
                                            December 31, 2000      June 30,
                                               (unaudited)           2000
                                             ===============    ===============

Shares sold ...............................   11,430,466,337     19,380,248,335
Shares issued on reinvestments of dividends      327,084,804        566,222,076
Shares redeemed ...........................   (9,698,912,468)   (20,041,810,102)
                                             ---------------    ---------------
Net increase (decrease) ...................    2,058,638,673        (95,339,691)
                                             ===============    ===============

FINANCIAL HIGHLIGHTS                                   Alliance Capital Reserves
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                          Six Months
                                            Ended
                                         December 31,                     Year Ended June 30,
                                            2000         ====================================================
                                         (unaudited)      2000         1999       1998       1997       1996
                                         ============    =======     =======     ======     ======     ======
Net asset value, beginning of period ..   $  1.00        $  1.00     $  1.00     $ 1.00     $ 1.00     $ 1.00
                                          -------        -------     -------     ------     ------     ------
Income from Investment Operations
Net investment income .................      .028           .049        .043       .047       .045       .047
                                          -------        -------     -------     ------     ------     ------
Less: Dividends
Dividends from net investment income ..     (.028)         (.049)      (.043)     (.047)     (.045)     (.047)
                                          -------        -------     -------     ------     ------     ------
Net asset value, end of period ........   $  1.00        $  1.00     $  1.00     $ 1.00     $ 1.00     $ 1.00
                                          =======        =======     =======     ======     ======     ======
Total Return
Total investment return based
    on net asset value (a) ............      2.91%          4.97%       4.40%      4.83%      4.63%      4.82%
Ratios/Supplemental Data
Net assets, end of period (in millions)   $12,241        $10,182     $10,278     $8,015     $5,733     $4,804
Ratios to average net assets of:
    Expenses ..........................      1.00%(b)       1.00%        .99%      1.00%      1.00%      1.00%
    Net investment income .............      5.68%(b)       4.88%       4.29%      4.71%      4.53%      4.69%

--------------------------------------------------------------------------------

(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of period. Total investment return calculated for a period of less than one year is not annualized.

(b)   Annualized.

                                                       Alliance Capital Reserves
================================================================================

Alliance Capital Reserves
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

Dave H. Williams, Chairman
John D. Carifa
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

Dave H. Willliams, Chairman
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Andrew M. Aran, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
Raymond J. Papera, Senior Vice President
Kenneth T. Carty, Vice President
John F. Chiodi, Jr., Vice President
Maria R. Cona, Vice President
Joseph Dona, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and
  Chief Financial Officer
Vincent S. Noto, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Fund Services
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

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(1)   Members of the Audit Committee.

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Alliance Capital Reserves
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Capital Reserves, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|*| |*| |1| |2| |3| |9| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------

            AllianceCapital [LOGO](R)


(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

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